Consolidated Statements of Income (Unaudited) (USD $) In Millions, except Per Share data	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue
Investment banking fees	$ 1,933	$ 1,421	$ 3,726	$ 2,882
Principal transactions	3,140	2,090	7,885	6,638
Lending-and deposit-related fees	1,649	1,586	3,195	3,232
Asset management, administration and commissions	3,703	3,349	7,309	6,614
Securities gains	837	1,000	939	1,610
Mortgage fees and related income	1,103	888	616	1,546
Credit card income	1,696	1,495	3,133	2,856
Other income	882	585	1,456	997
Noninterest revenue	14,943	12,414	28,259	26,375
Interest income	15,632	15,719	31,079	32,564
Interest expense	3,796	3,032	7,338	6,167
Net interest income	11,836	12,687	23,741	26,397
Total net revenue	26,779	25,101	52,000	52,772
Provision for credit losses	1,810	3,363	2,979	10,373
Noninterest expense
Compensation expense	7,569	7,616	15,832	14,892
Occupancy expense	935	883	1,913	1,752
Technology, communications and equipment expense	1,217	1,165	2,417	2,302
Professional and outside services	1,866	1,685	3,601	3,260
Marketing	744	628	1,403	1,211
Other expense	4,299	2,419	7,242	6,860
Amortization of intangibles	212	235	429	478
Total noninterest expense	16,842	14,631	32,837	30,755
Income before income tax expense	8,127	7,107	16,184	11,644
Income tax expense	2,696	2,312	5,198	3,523
Net income	5,431	4,795	10,986	8,121
Net income applicable to common stockholders	5,067	4,363	10,203	7,335
Net income per common share data
Basic earnings per share	$ 1.28	$ 1.10	$ 2.57	$ 1.84
Diluted earnings per share	$ 1.27	$ 1.09	$ 2.55	$ 1.83
Weighted-average basic shares	3,958.4	3,983.5	3,970.0	3,977.0
Weighted-average diluted shares	3,983.2	4,005.6	3,998.6	4,000.2
Cash dividends declared per common share	$ 0.25	$ 0.05	$ 0.50	$ 0.10
Other-than-temporary impairment losses included in securities gains
Total other-than-temporary impairment losses	0	0	(27)	(94)
Losses recorded in/(reclassified from) other comprehensive income	(13)	0	(16)	(6)
Credit losses recognized in income	$ (13)	$ 0	$ (43)	$ (100)